Nature of Business: Schedule of states with premiums greater than 5% of total direct premium and with deposits on annuity contracts greater than 5% of total deposits (Tables)	12 Months Ended
Dec. 31, 2015
Tables/Schedules
Schedule of states with premiums greater than 5% of total direct premium and with deposits on annuity contracts greater than 5% of total deposits

				Deposits on
	Direct Life and Health Premium			Annuity Contracts

	2015	2014	2013	2015	2014	2013
Michigan	63%	63%	64%	8%	12%	11%
Texas	23%	22%	22%	7%	8%	--
California	5%	5%	5%	8%	--	--
Indiana	--	--	--	6%	6%	6%
Iowa	--	--	--	5%	8%	17%
Wisconsin	--	--	--	5%	7%	7%
Pennsylvania	--	--	--	5%	6%	5%
Florida	--	--	--	5%	5%	--
Washington	--	--	--	5%	--	--
Rhode Island	--	--	--	--	8%	6%
Utah	--	--	--	--	--	5%